Fair Value Measurements - Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash equivalents	$ 7,000
Restricted cash	53	53	53
Short-term investments	9,000
Total assets	16,053	53	53
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Cash equivalents
Restricted cash	53	53	53
Short-term investments
Total assets	53	53	53
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	7,000
Restricted cash
Short-term investments	9,000
Total assets	16,000
Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents
Restricted cash
Short-term investments
Total assets